SUPPLEMENT DATED APRIL 16, 2019

TO PROSPECTUSES DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

The Franklin Founding Funds Allocation VIP Fund that is available as an investment option under your Policy will change its name to the Franklin Allocation VIP Fund on or about May 1, 2019.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE